Plan Status of U.S. Plan, Non-U.S. Plans, and Supplemental Plan (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
United States Pension Plans of US Entity, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 797,600,000	$ 659,000,000
Projected Benefit	904,600,000	762,900,000	642,000,000
Plan Assets at Fair Value	1,094,100,000	982,100,000	821,900,000
Funded Status at end of period	189,500,000	219,200,000
Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%
Rate of Increase in Compensation Level	4.02%	4.02%
Expected Long-Term Rate of Return on Assets	8.00%	8.00%
Foreign Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	127,100,000	116,100,000
Projected Benefit	127,100,000	116,100,000	134,400,000
Plan Assets at Fair Value	123,300,000	122,200,000	113,700,000
Funded Status at end of period	(3,800,000)	6,100,000
Weighted-Average Assumptions:
Discount Rates	5.02%	5.58%
Expected Long-Term Rate of Return on Assets	5.28%	6.27%
Supplemental Employee Retirement Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	89,900,000	79,600,000
Projected Benefit	100,300,000	86,900,000	85,900,000
Funded Status at end of period	$ (100,300,000)	$ (86,900,000)
Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%
Rate of Increase in Compensation Level	4.02%	4.02%